Finance Expense (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Interest payable on bank borrowings	£ 7,177	£ 2,243	£ 63
Revolving credit facility running costs	1,586	1,791	1,733
Interest payable on leases	1,864	2,147	1,675
Interest payable on leased vehicles	0	0	1
Foreign exchange loss	3,727	2,235	10,729
Other interest expense	71	86	206
Fair value movement of financial liabilities	1,034	1,530	419
Total	£ 15,459	£ 10,032	£ 14,826